Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
(a) Credit Facilities	$ 62,500	$ 250,104
(b) Term Bank Loans	1,544,622	1,512,978
Total	1,607,122	1,763,082
Less deferred finance costs, net	(11,521)	(11,213)
Total long-term debt	1,595,601	1,751,869
Less current portion of debt	(163,870)	(228,967)
Add deferred finance costs, current portion	3,286	3,084
Total long-term portion, net of current portion and deferred finance costs	$ 1,435,017	$ 1,525,986